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                      (SHEARMAN & STERLING LLP LETTERHEAD)


RESIDENT PARTNERS
Lee Edwards
Alan D. Seem
Admitted in New York


alan.seem@shearman.com                                         December 11, 2007
Tel: (8610) 5922-8002
Fax: (8610) 6563-6002

Mr. Geoff Kruczek
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


                      Re: Solarfun Power Holdings Co., Ltd.

Dear Mr. Kruczek:

     We refer to the registration statement on Form F-1 (the "Registration Statement") of Solarfun Power Holdings Co., Ltd. ("Solarfun") filed with the Securities and Exchange Commission on November 27, 2007 and the comments on the Registration Statement delivered to us by Ms. Peggy Fisher by voicemail on December 6, 2007. On behalf of Solarfun, we are transmitting herewith for filing on EDGAR with the Securities and Exchange Commission Solarfun's Amendment No. 1 to the Registration Statement (the "Amendment"), primarily to include the following changes:

     o    A revised cover page of the Solarfun prospectus;

     o Revised disclosure in the "The Offering," "Use of Proceeds," and "Underwriters" sections;

     o Disclosure regarding recent share sales among Solarfun's existing shareholders; and

     o    An audit report issued by Ernst & Young Hua Ming.

     Please let us know at your earliest convenience whether the Staff has any comments to the Amendment.

     If you have any questions regarding this filing, you may reach me by telephone at my office in Beijing, China at (8610) 5922-8002, on my cell phone at (86) 1391-012-7951 or my fax at (8610) 6563-6002.




                                                           Sincerely yours,


                                                           /s/ Alan Seem
                                                           -------------------
                                                           Alan Seem



cc:  Yonghua Lu -- Chairman
     Hanfei Wang -- Chief Executive Officer
     Amy Jing Liu -- Chief Financial Officer
           Solarfun Power Holdings Co., Ltd.

     James C. Lin
           Davis Polk & Wardwell

     George Chan
           Ernst & Young Hua Ming